Quarterly Holdings Report
for
Fidelity® MSCI Communication Services Index ETF
October 31, 2024
T09-NPRT1-1224
1.9584819.110

Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
		Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 11.3%
Alternative Carriers – 2.0%
Anterix, Inc. (a)		11,767	$382,192
AST SpaceMobile, Inc. (a)		80,743	1,922,491
Cogent Communications Holdings, Inc.		45,403	3,644,499
Globalstar, Inc. (a)		801,676	841,760
Iridium Communications, Inc.		112,462	3,298,510
Liberty Global Ltd. Class C (a)		176,997	3,649,678
Liberty Global Ltd. Class A (a)		168,250	3,333,033
Liberty Latin America Ltd. Class A (a)		32,656	319,702
Liberty Latin America Ltd. Class C (a)		140,051	1,355,694
Lumen Technologies, Inc. (a)		1,039,111	6,639,919
			25,387,478
Cable & Satellite – 0.3%
EchoStar Corp. Class A (a)		129,782	3,252,337
Integrated Telecommunication Services – 9.0%
AT&T, Inc.		2,318,888	52,267,736
Consolidated Communications Holdings, Inc. (a)		81,202	376,371
Frontier Communications Parent, Inc. (a)		191,827	6,853,979
IDT Corp. Class B		17,850	837,700
Shenandoah Telecommunications Co.		48,906	676,859
Verizon Communications, Inc.		1,267,346	53,393,287
			114,405,932
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES	143,045,747
ENTERTAINMENT – 19.3%
Interactive Home Entertainment – 4.1%
Electronic Arts, Inc.		124,473	18,776,752
ROBLOX Corp. Class A (a)		316,723	16,380,914
Take-Two Interactive Software, Inc. (a)		97,392	15,750,234
			50,907,900
Movies & Entertainment – 15.2%
AMC Entertainment Holdings, Inc. Class A (a)		311,795	1,368,780
Atlanta Braves Holdings, Inc. Class C (a)		48,071	1,899,285
Atlanta Braves Holdings, Inc. Class A (a)		7,619	320,455
Cinemark Holdings, Inc. (a)		112,578	3,349,196
Endeavor Group Holdings, Inc. Class A		185,425	5,468,183
Eventbrite, Inc. Class A (a)		77,328	247,450
IMAX Corp. (a)		47,183	1,146,547

		Shares	Value

Liberty Media Corp.-Liberty Formula One Class C (a)		164,425	$13,127,692
Liberty Media Corp.-Liberty Live Class C (a)		50,327	2,937,084
Liberty Media Corp.-Liberty Live Class A (a)		21,567	1,223,712
Lions Gate Entertainment Corp. Class A (a)		54,496	430,518
Lions Gate Entertainment Corp. Class B (a)		136,502	962,339
Live Nation Entertainment, Inc. (a)		131,076	15,354,243
Madison Square Garden Entertainment Corp. (a)		41,206	1,718,702
Madison Square Garden Sports Corp. (a)		15,978	3,558,301
Marcus Corp.		25,966	489,978
Netflix, Inc. (a)		76,584	57,899,802
Roku, Inc. (a)		129,830	8,319,506
Sphere Entertainment Co. (a)		27,020	1,129,706
TKO Group Holdings, Inc. (a)		76,243	8,902,895
Vivid Seats, Inc. Class A (a)		68,931	280,549
Walt Disney Co.		497,995	47,907,119
Warner Bros Discovery, Inc. (a)		1,743,161	14,171,899
			192,213,941
TOTAL ENTERTAINMENT	243,121,841
INTERACTIVE MEDIA & SERVICES – 50.1%
Interactive Media & Services – 50.1%
Alphabet, Inc. Class C		722,595	124,784,931
Alphabet, Inc. Class A		935,938	160,148,351
Angi, Inc. (a)		75,685	180,130
Bumble, Inc. Class A (a)		101,514	718,719
Cargurus, Inc. (a)		87,126	2,702,649
Cars.com, Inc. (a)		66,256	1,059,433
EverQuote, Inc. Class A (a)		25,051	450,417
fuboTV, Inc. (a)		323,214	562,392
IAC, Inc. (a)		76,268	3,657,051
Match Group, Inc. (a)		266,233	9,592,375
MediaAlpha, Inc. Class A (a)		35,010	599,721
Meta Platforms, Inc. Class A		506,462	287,457,702
Nextdoor Holdings, Inc. (a)		179,564	434,545
Pinterest, Inc. Class A (a)		373,650	11,878,333
QuinStreet, Inc. (a)		55,393	1,163,253
Reddit, Inc. Class A (a)		25,797	3,077,582
Rumble, Inc. (a)		62,010	362,138
Shutterstock, Inc.		26,465	849,262
Snap, Inc. Class A (a)		873,098	10,616,872
Taboola.com Ltd. (a)		170,619	566,455
TripAdvisor, Inc. (a)		113,403	1,818,984
Trump Media & Technology Group Corp. (a)		60,105	2,124,111
Vimeo, Inc. (a)		159,256	759,651
Yelp, Inc. (a)		66,765	2,279,357

Quarterly Report	2

Common Stocks – continued
		Shares	Value
INTERACTIVE MEDIA & SERVICES – continued
Interactive Media & Services – continued
Ziff Davis, Inc. (a)		47,556	$2,200,416
ZipRecruiter, Inc. Class A (a)		74,036	686,314
ZoomInfo Technologies, Inc. (a)		272,133	3,007,070
TOTAL INTERACTIVE MEDIA & SERVICES	633,738,214
MEDIA – 15.6%
Advertising – 4.4%
Advantage Solutions, Inc. (a)		118,917	363,886
Boston Omaha Corp. Class A (a)		26,096	385,177
Clear Channel Outdoor Holdings, Inc. (a)		258,349	379,773
Ibotta, Inc. Class A (a)		7,378	540,733
Integral Ad Science Holding Corp. (a)		76,207	902,291
Interpublic Group of Cos., Inc.		365,278	10,739,173
Magnite, Inc. (a)		132,933	1,659,004
Omnicom Group, Inc.		135,594	13,694,994
PubMatic, Inc. Class A (a)		44,509	654,505
Stagwell, Inc. (a)		96,502	599,277
TechTarget, Inc. (a)		27,562	797,782
Thryv Holdings, Inc. (a)		36,558	525,704
Trade Desk, Inc. Class A (a)		199,313	23,959,416
			55,201,715
Broadcasting – 2.5%
AMC Networks, Inc. Class A (a)		33,053	267,729
Fox Corp. Class A		243,834	10,241,028
Fox Corp. Class B		145,457	5,667,005
Gray Television, Inc.		90,632	517,509
Nexstar Media Group, Inc.		32,900	5,787,768
Paramount Global Class B		547,574	5,990,459
Sinclair, Inc.		36,533	630,925
TEGNA, Inc.		178,904	2,939,393
			32,041,816
Cable & Satellite – 6.9%
Altice USA, Inc. Class A (a)		223,312	542,648
Cable One, Inc.		4,740	1,618,995
Charter Communications, Inc. Class A (a)		50,166	16,434,883
Comcast Corp. Class A		1,253,133	54,724,318
Liberty Broadband Corp. Class A (a)		17,314	1,389,102
Liberty Broadband Corp. Class C (a)		119,922	9,692,096

		Shares	Value

Sirius XM Holdings, Inc.		78,254	$2,086,252
			86,488,294
Publishing – 1.8%
Gannett Co., Inc. (a)		150,346	705,123
John Wiley & Sons, Inc. Class A		45,486	2,242,460
New York Times Co. Class A		160,006	8,934,735
News Corp. Class A		386,988	10,545,423
Scholastic Corp.		26,369	654,742
			23,082,483
TOTAL MEDIA	196,814,308
WIRELESS TELECOMMUNICATION SERVICES – 3.6%
Wireless Telecommunication Services – 3.6%
GCI Liberty, Inc. Class A (a)		40,953	0
Gogo, Inc. (a)		67,424	441,627
Telephone & Data Systems, Inc.		103,596	3,081,981
T-Mobile U.S., Inc.		183,498	40,949,414
U.S. Cellular Corp. (a)		16,768	1,034,586
TOTAL WIRELESS TELECOMMUNICATION SERVICES	45,507,608
TOTAL COMMON STOCKS (Cost $1,009,552,210)			1,262,227,718
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.76% (b) (Cost $2,730,000)		2,730,000	2,730,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $1,012,282,210)	1,264,957,718
NET OTHER ASSETS (LIABILITIES) (c) – (0.1%)	(763,737)
NET ASSETS – 100.0%	$1,264,193,981

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $98,000 of cash collateral to cover margin requirements for futures contracts.
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Communication Service Select Sector Index Contracts (United States)	14	December 2024	$1,694,525	$35,439	$35,439
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Quarterly Report	4

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	6